16. Stock Options (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 25, 2022	Jun. 30, 2022	Dec. 31, 2020
Option Indexed to Issuer's Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized		4,000,000			1,850,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1.56
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 0.454	$ 2.62
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit		$ 5.10
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	2.41%	0.92%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	3.69%	1.63%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Method Used	10	10
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	204.20%	206.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	205.30%	229.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares		1,910,216		1,213,698
Share-Based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount		$ 5,585,571		$ 3,624,266
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value	$ 2,310	$ 1,493,536
Share-Based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares		2,766,438		2,384,063
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	4,155,301	492,466
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant		3,741,046		460,636
Minimum [Member]
Option Indexed to Issuer's Equity [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 2.50
Share-Based Payment Arrangement, Option [Member]
Option Indexed to Issuer's Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized			110,000	160,000
Temporary Equity, Redemption Price Per Share			$ 0.454	$ 2.50
Stock Option Interim C F O [Member]
Option Indexed to Issuer's Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized				100,000
Stock Option Employee [Member]
Option Indexed to Issuer's Equity [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized				60,000